CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 354	$ 411
Trade receivables (net of allowance for doubtful accounts of $ 127 and $ 115 at December 31, 2012 and 2011, respectively)	8,007	8,507
Other accounts receivable and prepaid expenses	616	744
Inventories	3,160	4,020
Total current assets	12,137	13,682
LONG-TERM ASSETS:
Severance pay fund	21	41
Bank deposits	438	427
Investment in other company		68
Other assets	11	23
Total long-term assets	470	559
PROPERTY, PLANT AND EQUIPMENT, NET	963	1,166
OTHER INTANGIBLE ASSETS, NET	357	540
GOODWILL	4,122	4,122
Total assets	18,049	20,069
CURRENT LIABILITIES:
Short-term bank loans and current maturities	6,383	7,496
Trade payables	4,915	4,165
Employees and payroll accruals	408	553
Deferred revenues	467	550
Current maturities of liability to Dimex Systems	136	300
Accrued expenses and other liabilities	567	967
Total current liabilities	12,876	14,031
LONG-TERM LIABILITIES:
Long-term bank loans, net of current maturities	1,188	1,530
Accrued severance pay	119	163
Liability to Dimex Systems, net of current maturities	710	747
Total long-term liabilities	2,017	2,440
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital: Ordinary shares of NIS 80.00 nominal value: Authorized; 2,500,000 shares at December 31, 2012 and 2011; Issued and outstanding: 1,132,685 and 1,116,981 shares at December 31, 2012 and 2011, respectively	23,374	23,065
Additional paid-in capital	50,891	51,093
Accumulated other comprehensive loss	(243)	(243)
Accumulated deficit	(70,866)	(70,317)
Total shareholders' equity	3,156	3,598
Total liabilities and shareholders' equity	$ 18,049	$ 20,069